Allowance for Probable Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loan portfolio by credit quality indicator
Portfolio, total	$ 4,775,004	$ 5,053,475
Pass
Loan portfolio by credit quality indicator
Portfolio, total	4,369,031	4,496,404
Special Review
Loan portfolio by credit quality indicator
Portfolio, total	169,097	165,714
Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	65,855	59,349
Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	88,016	195,703
Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	83,005	136,305
Commercial
Loan portfolio by credit quality indicator
Portfolio, total	769,110	773,816
Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	675,263	655,154
Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	4,278	5,279
Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	16,535	6,361
Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	40,266	79,419
Commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	32,768	27,603
Commercial real estate: other construction and land development
Loan portfolio by credit quality indicator
Portfolio, total	1,147,669	1,273,389
Commercial real estate: other construction and land development | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,038,749	1,058,843
Commercial real estate: other construction and land development | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	55,079	76,722
Commercial real estate: other construction and land development | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	2,614	11,083
Commercial real estate: other construction and land development | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	22,567	66,313
Commercial real estate: other construction and land development | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	28,660	60,428
Commercial real estate: farmland and commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,673,322	1,664,687
Commercial real estate: farmland and commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,486,572	1,449,822
Commercial real estate: farmland and commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	109,144	83,581
Commercial real estate: farmland and commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	46,316	40,510
Commercial real estate: farmland and commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	17,345	48,543
Commercial real estate: farmland and commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	13,945	42,231
Commercial real estate: multifamily
Loan portfolio by credit quality indicator
Portfolio, total	82,948	121,599
Commercial real estate: multifamily | Pass
Loan portfolio by credit quality indicator
Portfolio, total	82,542	121,188
Commercial real estate: multifamily | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	53
Commercial real estate: multifamily | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	353	411
Residential: first lien
Loan portfolio by credit quality indicator
Portfolio, total	456,731	495,722
Residential: first lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	446,218	490,924
Residential: first lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	519	132
Residential: first lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total		974
Residential: first lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	6,338	1,402
Residential: first lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	3,656	2,290
Residential: junior lien
Loan portfolio by credit quality indicator
Portfolio, total	381,736	400,148
Residential: junior lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	378,000	397,861
Residential: junior lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	77
Residential: junior lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	309	319
Residential: junior lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	1,500	6
Residential: junior lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,850	1,962
Consumer
Loan portfolio by credit quality indicator
Portfolio, total	74,514	94,109
Consumer | Pass
Loan portfolio by credit quality indicator
Portfolio, total	73,188	92,714
Consumer | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total		41
Consumer | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total		20
Consumer | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,326	1,334
Foreign
Loan portfolio by credit quality indicator
Portfolio, total	188,974	230,005
Foreign | Pass
Loan portfolio by credit quality indicator
Portfolio, total	188,499	229,898
Foreign | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	28	61
Foreign | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	$ 447	$ 46